LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.2%
Mercury Systems, Inc. (a)	35,320	$2,519,729

Automobiles - 0.7%
Thor Industries, Inc.	19,440	819,979

Banks - 5.2%
BancorpSouth Bank	55,024	1,041,054
Cullen/Frost Bankers, Inc.	15,360	856,935
Glacier Bancorp, Inc.	47,395	1,611,667
Pinnacle Financial Partners, Inc.	35,115	1,318,217
Seacoast Banking Corp. of Florida (a)	63,500	1,162,685
		5,990,558
Biotechnology - 5.4%
Charles River Laboratories International, Inc. (a)	5,050	637,360
Emergent BioSolutions, Inc. (a)	33,390	1,931,945
Ligand Pharmaceuticals, Inc. (a)	19,565	1,422,767
Natera, Inc. (a)	32,425	968,211
Neogen Corp. (a)	17,990	1,205,150
		6,165,433
Building Products - 5.8%
American Woodmark Corp. (a)	20,745	945,350
Builders FirstSource, Inc. (a)	117,490	1,436,903
CSW Industrials, Inc.	28,295	1,834,931
PGT Innovations, Inc. (a)	130,111	1,091,631
Trex Co., Inc. (a)	17,480	1,400,847
		6,709,662
Chemicals - 2.3%
Compass Minerals International, Inc.	41,060	1,579,578
Ferro Corp. (a)	112,825	1,056,042
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
		2,635,620
Construction & Engineering - 0.9%
EMCOR Group, Inc.	11,060	678,199
NV5 Global, Inc. (a)	10,000	412,900
		1,091,099
Construction Materials - 0.8%
Eagle Materials, Inc.	15,930	930,631

Consumer Finance - 0.8%
FirstCash, Inc.	13,420	962,751

Electronic Equipment & Instruments - 1.0%
Novanta, Inc. (a)(b)	14,340	1,145,479

Food Products - 2.6%
Freshpet, Inc. (a)	31,855	2,034,579
Hostess Brands, Inc. (a)	86,085	917,666
		2,952,245
Health Care Equipment & Supplies - 1.3%
Evolent Health, Inc. - Class A (a)	91,880	498,908
Inovalon Holdings, Inc. - Class A (a)	62,330	1,038,418
		1,537,326
Health Care Equipment & Supplies - 6.4%
Cantel Medical Corp.	20,855	748,694
Mesa Laboratories, Inc.	5,420	1,225,408
NeoGenomics, Inc. (a)	84,700	2,338,567
STAAR Surgical Co. (a)	74,330	2,397,886
ViewRay, Inc. (a)	250,000	625,000
		7,335,555
Health Care Providers & Services - 7.3%
HealthEquity, Inc. (a)	28,785	1,456,233
Medpace Holdings, Inc. (a)	27,465	2,015,382
Omnicell, Inc. (a)	35,135	2,304,153
R1 RCM, Inc. (a)	203,585	1,850,588
U.S. Physical Therapy, Inc.	12,025	829,725
		8,456,081
Hotels, Restaurants & Leisure - 3.7%
Everi Holdings, Inc. (a)	202,627	668,669
Planet Fitness, Inc. - Class A (a)	20,550	1,000,785
Red Rock Resorts, Inc. - Class A	54,130	462,812
Wingstop, Inc.	27,440	2,186,968
		4,319,234
Household Durables - 1.0%
Century Communities, Inc. (a)	76,375	1,108,201

Insurance - 6.9%
Goosehead Insurance, Inc. - Class A (a)	30,415	1,357,421
The Hanover Insurance Group, Inc.	14,070	1,274,461
Kinsale Capital Group, Inc.	19,765	2,066,035
NMI Holdings, Inc. - Class A (a)	74,795	868,370
Palomar Holdings, Inc. (a)	41,260	2,399,682
		7,965,969
Internet & Catalog Retail - 0.5%
The Rubicon Project Inc. (a)	103,720	575,646

Internet Software & Services - 0.5%
Euronet Worldwide, Inc. (a)	6,405	549,037

IT Consulting & Services - 3.5%
Cass Information Systems, Inc.	22,565	793,385
FireEye, Inc. (a)	71,865	760,332
LiveRamp Holdings, Inc. (a)	42,801	1,409,009
Perficient, Inc. (a)	29,645	803,083
Repay Holdings Corp. (a)	18,030	258,731
		4,024,540
Leisure Equipment & Products - 0.7%
YETI Holdings, Inc. (a)	42,070	821,206

Machinery - 7.3%
Alamo Group, Inc.	14,380	1,276,656
Barnes Group, Inc.	21,290	890,561
Colfax Corp. (a)	63,560	1,258,488
Evoqua Water Technologies Corp. (a)	100,065	1,121,729
ITT, Inc.	12,290	557,474
Rexnord Corp.	70,485	1,597,895
Watts Water Technologies, Inc. - Class A	19,765	1,673,107
		8,375,910
Marine - 1.2%
Kirby Corp. (a)	31,115	1,352,569

Media & Entertainment - 2.0%
Nexstar Media Group, Inc. - Class A	24,775	1,430,261
Sinclair Broadcast Group, Inc. - Class A	54,310	873,305
		2,303,566
Metals & Mining - 0.4%
Carpenter Technology Corp.	24,010	468,195

Multiline Retail - 1.3%
Five Below, Inc. (a)	10,125	712,598
Ollie's Bargain Outlet Holdings, Inc. (a)	16,965	786,158
		1,498,756
Oil & Gas & Consumable Fuels - 0.6%
Brigham Minerals, Inc. - Class A	81,059	670,358

Pharmaceuticals - 2.0%
Horizon Therapeutics PLC (a)(b)	79,020	2,340,572

Real Estate Development - 1.1%
FirstService Corp. (b)	10,030	773,514
Newmark Group, Inc. - Class A	129,793	551,620
		1,325,134
Real Estate Investment Trusts - 2.8%
First Industrial Realty Trust, Inc.	49,695	1,651,365
PotlatchDeltic Corp.	48,975	1,537,325
		3,188,690
Software - 11.7%
ACI Worldwide, Inc. (a)	67,415	1,628,072
Appian Corp. (a)	49,170	1,978,109
Fastly, Inc. - Class A (a)	65,750	1,247,935
Five9, Inc. (a)	25,790	1,971,903
LivePerson, Inc. (a)	28,630	651,332
Mimecast Ltd. (a)(b)	40,055	1,413,942
OneSpan Inc. (a)	103,955	1,886,783
RealPage, Inc. (a)	24,320	1,287,258
Talend SA - ADR (a)(b)	30,070	674,470
Zuora, Inc. - Class A (a)	87,070	700,914
		13,440,718
Software & Services - 2.5%
Alarm.com Holdings, Inc. (a)	18,205	708,356
Cornerstone OnDemand, Inc. (a)	21,315	676,751
Envestnet, Inc. (a)	28,206	1,516,919
		2,902,026
Textiles, Apparel & Luxury Goods - 0.8%
Steven Madden Ltd.	37,395	868,686

Thrifts & Mortgage Finance - 1.3%
Home BancShares, Inc.	122,036	1,463,212

Trading Companies & Distributors - 2.1%
Systemax, Inc.	71,088	1,260,390
Textainer Group Holdings Ltd. (a)(b)	134,850	1,108,467
		2,368,857
TOTAL COMMON STOCKS
(Cost $114,345,607)		111,183,230

SHORT-TERM INVESTMENTS - 3.7%
Money Market Funds - 3.7%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.43% (d)	3,485,587	3,485,587
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.22% (d)	755,011	755,011

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,240,598)		4,240,598

Total Investments - 100.3%
(Cost $118,586,205)		115,423,828
Liabilities in Excess of Other Assets - (0.3)%		(314,471)
TOTAL NET ASSETS - 100.0%		$115,109,357

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$111,183,230	$–	$0	$111,183,230
Money Market Funds	4,240,598	–	–	4,240,598
Total Investments	$115,423,828	$–	$0	$115,423,828

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.

Description	Common Stocks
Balance as of January 1, 2020	$0
Purchases	-
Sales proceeds	-
Accreted discounts, net
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfers into/(out of) Level 3	-
Balance as of March 31, 2020	$0
Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at March 31, 2020	$-